Material accounting policies - Foreign currency transactions and balances (Details) - £ / $	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Foreign exchange rates
Closing rate	0.7434	0.7981
Average rate	0.7584	0.7825